Consolidated Balance Sheet - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 31,986	$ 610,947
Other receivables	664,396	1,300
Total Current Assets	696,382	612,247
NON-CURRENT ASSET
Intangible assets		6,002
Total Non-Current Asset		6,002
TOTAL ASSETS	696,382	618,249
CURRENT LIABILITIES
Other payables and accrued liabilities	122,367	62,191
Income tax payable		4,796
Total Current Liabilities	122,367	66,987
NON-CURRENT LIABILITY
Redeemable preference shares	243,719
Total Non-Current Liability	243,719
TOTAL LIABILITIES	366,086	66,987
STOCKHOLDERS’ EQUITY
Preferred shares, $0.0001 par value; 200,000,000 shares authorized; None issued and outstanding
Common Shares, par value $0.0001; 600,000,000 shares authorized, 86,623,800 shares issued and outstanding as of December 31, 2022 and December 31, 2021	8,662	8,662
Additional paid-in capital	625,978	625,978
Exchange reserve	(12,006)	260
Accumulated other comprehensive profit
Accumulated losses	(292,338)	(83,638)
TOTAL STOCKHOLDERS’ EQUITY	330,296	551,262
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 696,382	$ 618,249